Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Revenue
Royalty and option income	$ 582	$ 3,944	$ 192
Cost of sales
Depletion	(216)	(1,756)	(164)
Gross profit	366	2,188	28
Expenses
Consulting fees	(158)	(4,125)	(2,677)
Depreciation	(29)	(72)	5
Management and directors' fees	(377)	(1,895)	(1,172)
Salaries, wages and benefits	(361)	(1,103)	(132)
Investor communications and marketing expenses	(571)	(1,410)	(1,141)
Office and technology expenses	(225)	(811)	(181)
Transfer agent and regulatory fees	(93)	(536)	(190)
Insurance fees	(438)	(2,049)	(1,293)
Professional fees	(678)	(4,249)	(2,481)
Share-based compensation	(1,078)	(3,146)	(3,324)
Mineral interest maintenance expenses	(39)	(229)	(13)
Share of loss in associate	1	(296)
Dilution gain in associate		100
Impairment of royalty		(3,821)
Operating loss for the period/year	(3,680)	(21,454)	(12,581)
Other items
Change in fair value on derivative liability	278	4,588	(1,511)
Change in fair value on short-term investments	1,060	(569)	(168)
Foreign exchange gain	1	54	(813)
Interest expense	(285)	(633)
Gain on loan modification		316
Other income / (expense)	(13)	337	67
Net loss before income taxes for the period/year	(2,639)	(17,361)	(15,006)
Current tax expense		(114)
Deferred tax recovery	435	129
Net loss after income taxes for the period/year	(2,204)	(17,346)	(15,006)
Item that may be reclassified subsequently to net income:
Foreign currency translation differences	29	(145)	441
Total comprehensive loss for the period/year	$ (2,175)	$ (17,491)	$ (14,565)
Net loss per share, basic and diluted	$ (0.02)	$ (0.14)	$ (0.45)
Weighted average number of common shares outstanding, basic and diluted	143,913,069	128,232,364	33,555,265